Related-party Transactions - Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Revenue	$ 59	$ 8	$ 11
Purchase of goods and services	$ 116	$ 85	$ 103